Restatement - Consolidated statement of cash flows (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Loss from continuing operations	$ (6,174)	$ (3,703)
Loss from discontinued operations		(869)
Net cash flows provided by operating activities	18,692	14,034
Net cash flows used in investing activities	(17,838)	(7,853)
Net cash flow used in financing activities	3,910	13,721
Net increase in cash	$ 4,764	$ 19,902
Previously Reported
CONSOLIDATED STATEMENTS OF CASH FLOWS
Loss from continuing operations			$ (5,597)
Loss from discontinued operations			(1,158)
Net cash flows provided by operating activities			17,631
Net cash flows used in investing activities			(10,570)
Net cash flow used in financing activities			18,676
Net increase in cash			$ 25,737